Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
Schedule of Intangible Assets
	June 30, 2026
	Value at cost	Accumulated Amortization	Total
Internally/Externally developed software (1)	1,930,437	(770,494)	1,159,943
Software licenses	249,051	(236,362)	12,689
Purchased software	65,015	(46,721)	18,294
Software acquired through business combination (2)	66,924	(58,169)	8,755
Other intangible assets	30,000	(1,501)	28,499
Goodwill (2)	50,520	-	50,520
Total	2,391,947	(1,113,247)	1,278,700

	December 31, 2025
	Value at cost	Accumulated Amortization	Accumulated Impairment	Total
Internally/Externally developed software (1)	1,612,816	(607,674)	-	1,005,142
Software licenses	248,789	(201,563)	(128)	47,098
Purchased software	63,008	(41,780)	(624)	20,604
Software acquired through business combination (2)	66,924	(51,477)	-	15,447
Goodwill (2)	50,520	-	-	50,520
Total	2,042,057	(902,494)	(752)	1,138,811

Schedule of Demonstrates the Changes During the Years

The table below demonstrates the changes during the years presented:

Six-month period ended June 30, 2026

	December 31, 2025	Additions	Write-offs	Amortization for the period	June 30, 2026
Internally/Externally developed software (1)	1,005,142	325,595	(6,389)	(164,406)	1,159,942
Software licenses	47,098	263	-	(34,672)	12,689
Purchased software	20,604	2,007	-	(4,317)	18,294
Software acquired through business combination (2)	15,447	-	-	(6,692)	8,755
Other intangible assets	-	30,000	-	(1,500)	28,500
Goodwill (2)	50,520	-	-	-	50,520
Total	1,138,811	357,865	(6,389)	(211,587)	1,278,700

Six-month period ended June 30, 2025

	December 31, 2024	Additions	Amortization for the period	June 30, 2025
Internally/Externally developed software (1)	774,562	242,551	(122,507)	894,606
Software licenses	43,435	70,348	(61,901)	51,882
Purchased software	30,065	-	(5,519)	24,546
Software acquired through business combination (2)	28,832	-	(6,693)	22,139
Goodwill (2)	50,520	-	-	50,520
Total	927,414	312,899	(196,620)	1,043,693

(1)	Development of continuing improvements in digital solutions such as mobile banking applications, marketplace, business solutions and investment platforms. The useful life of the internally and externally developed software is defined as being between 5 to 10 years for the purposes of amortization.

(2)	Additions through business combination and common control transactions.